Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 23, 2021
Entity Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 23, 2021
Document Effective Date	Mar. 23, 2021
Prospectus Date	Mar. 23, 2021
Schwab® International Dividend Equity ETF | Schwab International Dividend Equity ETF
Prospectus:
Trading Symbol	SCHY